Cover	Sep. 29, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2023
Entity File Number	001-39669
Entity Registrant Name	COEPTIS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Bradford Rd
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Wexford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15090
City Area Code	724
Local Phone Number	934-6467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COEP
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one-half of one share of Common Stock for $11.50 per whole share
Trading Symbol	COEPW
Security Exchange Name	NASDAQ